SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Summary of Revenue by Segment
Revenue related to the Company’s reporting segments is as follows:

	Years Ended December 31,
	2023	2022
Portfolio servicing	$1,002,174	$1,470,972
Active management	61,195,377	43,242,580
Originations	19,247,972	—
Segment revenue (including inter-segment)	81,445,523	44,713,552
Intersegment elimination	(15,044,072)	—
Total revenue	$66,401,451	$44,713,552

Summary of Segment Information
Information related to the Company’s reporting segments for the years ended December 31, 2023 and 2022 is as follows:

	Years Ended December 31,
	2023	2022
Portfolio servicing	$278,115	$300,235
Active management	59,020,991	38,528,648
Originations	611,968	—
Total gross profit	59,911,074	38,828,883
Sales and marketing	(4,905,747)	(2,596,140)
General, administrative and other (including stock-based compensation)	(26,482,571)	(1,426,865)
Depreciation and amortization expense	(3,409,928)	(4,282)
Other (expense) income	(146,443)	(347,013)
Loss on change in fair value of warrant liability	(4,204,360)	—
Interest expense	(9,866,821)	(42,798)
Interest income	594,764	1,474
Gain (Loss) on change in fair value of debt	(2,356,058)	(90,719)
Unrealized (loss) gain on investments	1,369,112	(1,045,623)
Provision for income taxes	(1,468,535)	(889,943)
Less: Net gain (loss) attributable to non-controlling interests	482,139	(704,699)
Net income attributable to Abacus Life, Inc.	$9,516,626	$31,682,275